Mineral interests (Tables)	12 Months Ended
Dec. 31, 2025
Exploration And Evaluation Assets [Abstract]
Schedule of mineral interests

December 31, 2025	Mineral Streams	Royalties	Total[1]
Cost
As at January 1, 2025	$1,404,393	$846,879	$2,251,272
Additions[2]	35,136	311,848	346,984
Disposals[3]	(18,988)	(644)	(19,632)
As at December 31, 2025	$1,420,541	$1,158,083	$2,578,624

Accumulated depletion
As at January 1, 2025	$(487,633)	$(117,005)	$(604,638)
Depletion	(55,604)	(23,912)	(79,516)
As at December 31, 2025	$(543,237)	$(140,917)	$(684,154)
Carrying value	$877,304	$1,017,166	$1,894,470

December 31, 2024	Mineral Streams	Royalties	Total[1]
Cost
As at January 1, 2024	$1,357,954	$835,460	$2,193,414
Additions[4]	46,439	11,785	58,224
Disposals	—	(366)	(366)
As at December 31, 2024	$1,404,393	$846,879	$2,251,272

Accumulated depletion and impairments
As at January 1, 2024	$(337,290)	$(83,071)	$(420,361)
Depletion	(47,735)	(29,496)	(77,231)
Impairment charges[5]	(102,608)	(4,438)	(107,046)
As at December 31, 2024	$(487,633)	$(117,005)	$(604,638)
Carrying value	$916,760	$729,874	$1,646,634
1.	Includes $967.3 million (2024: $1,042.0 million) of depletable mineral interest and $926.8 million (2024: $605.0 million) of non-depletable mineral interest. Included within non-depletable mineral interest is $300 million (2024: $300 million) of exploration and evaluation assets, as defined by IFRS 6 Exploration for and Evaluation of Mineral Resources. There were no additions, disposals or impairments related to these assets in 2025 (2024: $nil). Consequently, there were no cash flows related to these assets for the year ended December 31, 2025 (2024: $nil).
2.	Largely reflects the acquisition of the Arthur gold project ($255.8 million), the Minera Florida royalties ($23.1 million), the Sierra Sun Streams ($35.4 million), the Tres Quebradas lithium project GR royalty ($28.7 million) and the additional 1.5% GR royalty on the Johnson Camp Mine ($4.0 million).
3.	Largely reflects the disposal of the El Mochito stream ($18.9 million).
4.	Largely reflects the acquisition of the Agbaou stream ($19.9 million), Bonikro stream ($26.5 million), an additional Tamarack royalty ($8.0 million) and funding for the Prieska royalty ($3.4 million).
5.	Includes impairment charges for the Nevada Copper stream ($83.9 million), the Elevation stream ($18.7 million), and other royalty interests ($4.4 million).